Putnam VT International Value Fund
PUTNAM VT INTERNATIONAL VALUE FUND
Goal
Putnam VT International Value Fund seeks capital growth.
Current income is a secondary objective.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The fees and expenses information does not reflect insurance-related charges or expenses borne by contract holders indirectly investing in the fund. If it did, expenses would be higher.
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam VT International Value Fund	Class IA	Class IB
Management fees	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%
Other expenses	0.23%	0.23%
Total annual fund operating expenses	0.93%	1.18%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not reflect insurance-related charges or expenses. If it did, expenses would be higher. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam VT International Value Fund (USD $)	Class IA	Class IB
1 year	95	120
3 years	296	375
5 years	515	649
10 years	1,143	1,432

Expense Example, No Redemption Putnam VT International Value Fund (USD $)	Class IA	Class IB
1 year	95	120
3 years	296	375
5 years	515	649
10 years	1,143	1,432

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.
Investments
We invest mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We invest mainly in developed countries, but may invest in emerging markets. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. These risks are generally greater for small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The performance information does not reflect insurance-related charges or expenses. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class IA shares

Year-to- date per- formance -0.58% through 3/31/14
Best calendar 23.79% quarter Q2 09
Worst calendar -23.24% quarter Q4 08

Average annual total returns (for periods ending 12/31/13)
Average Annual Total Returns Putnam VT International Value Fund	1 year	5 years	10 years
Class IA	22.63%	11.89%	6.08%
Class IB	22.21%	11.63%	5.81%
MSCI EAFE Value Index (ND) (no deduction for fees or expenses; reflects deduction of withholding taxes on reinvested dividends)	22.95%	11.99%	6.77%